Related party transactions - Disclosure of key management personnel compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related party transactions [abstract]
Personnel and other short-term employee benefits	€ 1,858	€ 1,713
Extra pension benefits	107	21
Share-based compensation	1,537	519
Advisory fees	0	0
Executive Board Members and other Executive Members compensation	€ 3,502	€ 2,253